Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liability [Abstract]
Schedule of Key Inputs into the Black-Scholes Model

The key inputs into the Black-Scholes model were as follows at their following measurement dates:

	December 09, 2022	December 31, 2023	December 31, 2023	December 31, 2024	December 31, 2024
	USD	USD	RMB	USD	RMB
Input
Share price	10.47	0.91	6.45	3.76	27.03
Risk-free interest rate	3.8%	3.95%	3.95%	4.26%	4.26%
Volatility	5.7%	5.7%	5.7%	59.5%	59.5%
Exercise price	11.50	11.50	81.45	2,300.00	16,533.32
Warrant life (yr)	4.97	3.92	3.92	2.92	2.92